Document and Entity Information	0 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2011
Registrant Name	VAN ECK FUNDS
Central Index Key	0000768847
Amendment Flag	false
Document Creation Date	Apr. 27, 2012
Document Effective Date	May 01, 2012
Prospectus Date	May 01, 2012